CAPITAL STOCK - Authorized capital stock (Details)	12 Months Ended
Dec. 31, 2021
Preferred B Shares
CAPITAL STOCK
Non-cumulative dividend	1.00%
Preferred C Shares
CAPITAL STOCK
Non-cumulative dividend	1.00%
Preferred D Shares
CAPITAL STOCK
Non-cumulative dividend	1.00%
Preferred E Shares
CAPITAL STOCK
Non-cumulative dividend	1.00%
Preferred F Shares
CAPITAL STOCK
Non-cumulative dividend	1.00%
Preferred H Shares
CAPITAL STOCK
Non-cumulative dividend	1.00%
Preferred G Shares
CAPITAL STOCK
Cumulative preferred dividend	11.25%